Note 9 - Share-based Payments - Warrant Activity (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 $ / shares		Dec. 31, 2023 $ / shares		Dec. 31, 2022 $ / shares		Dec. 31, 2022 kr / shares		Dec. 31, 2021 kr / shares
Statement Line Items [Line Items]
Warrants outstanding	2,738,473	[1]	2,743,093	[1]	2,732,618		2,732,618
Warrants outstanding, weighted average exercise price (in DKK per share) | (per share)	$ 1.41	[1]	$ 1.5	[1]			kr 7.53
Warrants outstanding, weighted average remaining contractual life (Year)	9 years	[1]	10 years	[1]	11 years	[1]	11 years	[1]	13 years
Warrants granted	538,460		559,115		491,612		491,612
Warrants granted, weighted average exercise price (in dollars per share)	$ 0.4		$ 1.02		$ 2.24
Warrants exercised	0		(360,731)	[2]	(388,181)	[2]	(388,181)	[2]
Warrants exercised, weighted average exercise price (in dollars per share)			$ 0.14		$ 2.42
Warrants forfeited	(232,139)		(203,004)		(92,956)		(92,956)
Warrants forfeited, weighted average exercise price (in dollars per share)	$ 1.72		$ 2.08		$ 1.28
Warrants cancelled	0		0		0		0
Warrants cancelled, weighted average exercise price (in dollars per share)			$ 0		$ 0
Warrants outstanding	3,044,794	[1]	2,738,473	[1]	2,743,093	[1]	2,743,093	[1]	2,732,618
Warrants outstanding, weighted average exercise price (in dollars per share) | (per share)	$ 1.19	[1],[3]	$ 1.41	[1]	$ 1.5	[1]			kr 7.53
Warrants exercisable	2,493,050	[1]	2,007,123	[1]	1,988,106	[1]	1,988,106	[1]

[1]	The number of warrants excludes 2023 SPA Investor Warrants and EIB Warrants referred to in Note 6.
[2]	The weighted average share price at the date of exercise were, USD 0.14 and USD 2.42 for the years ended December 31, 2023, and 2022, respectively.
[3]	December 31, 2024, USD-end rate used.